SCHEDULE OF RENTAL PROPERTY OPERATING EXPENSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investment Property Operating Expenses
Repair and maintenance	$ 2,351,598	$ 1,661,900	$ 1,234,863
Property management	1,062,320	1,072,509	783,495
Real estate taxes	731,261	357,457	333,613
Adjustment for expected credit losses	(87,723)	1,470,990	1,062,133
Other property related expenses	1,085,494	844,583	673,261
Total	$ 5,142,950	$ 5,407,439	$ 4,087,365